Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2021	2020
Within one year	$19,092	$58,173
After one year but not more than five years	2,631	2,192
More than five years	-	-
	$21,723	$60,365